Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2018
Class P3 Shares | Voya Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return consisting of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/> Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and real estate companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The sub-adviser (“Sub-Adviser”) defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. Companies principally engaged in the real estate industry may include REITs, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings.

The Sub-Adviser may invest in companies with any market capitalization. However, the Sub-Adviser will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to conduct fundamental company analysis, which provides a framework for security selection. This approach incorporates several quantitative and qualitative factors that aid in evaluating performance characteristics of individual securities independently and relative to each other. The Sub-Adviser will also typically employ third-party portfolio optimization tools to help in its evaluation of the Fund’s current portfolio and its identification of potential investments for the Fund. The Sub-Adviser's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including real estate investment trusts, which is a narrow segment of the overall U.S. stock market.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and real estate companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration: As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in securities related to a particular industry or group of industries, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on the Fund, and if securities of the particular industry or group of industries as a group fall out of favor, the Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.

Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Initial Public Offerings: Investments in initial public offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that the IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in IPOs on the Fund’s return will decline.

Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. Because Class P3 shares of the Fund had not commenced operations as of the calendar year ended December 31, 2017, the following bar chart shows the changes in the Fund's Class A shares' performance from year to year, and the table compares the Fund's Class A shares' performance to the performance of a broad-based securities market index/indices for the same period. Class P3 shares and Class A shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class P3 shares' performance would differ from Class A shares' performance to the extent they have differences in their fees and expenses. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the following bar chart shows the changes in the Fund's Class A shares' performance from year to year, and the table compares the Fund's Class A shares' performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P3 shares of the Fund had not commenced operations as of the calendar year ended December 31, 2017
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.voyainvestments.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A<br/>(as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd 2009, 36.02% and Worst quarter: 4th 2008, -37.53% The Fund’s Class A shares’ year to date total return as of June 30, 2018: -0.68%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class P3 shares and Class A shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class P3 shares' performance would differ from Class A shares' performance to the extent they have differences in their fees and expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %<br/> (for the periods ended December 31, 2017)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Class P3 Shares | Voya Real Estate Fund | Class P3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	none
1 Yr	rr_ExpenseExampleYear01	none
3 Yrs	rr_ExpenseExampleYear03	333
5 Yrs	rr_ExpenseExampleYear05	689
10 Yrs	rr_ExpenseExampleYear10	1,693
1 Yr	rr_ExpenseExampleNoRedemptionYear01	none
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	333
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	689
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,693
Class P3 Shares | Voya Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2008	rr_AnnualReturn2008	(35.15%)
2009	rr_AnnualReturn2009	29.62%
2010	rr_AnnualReturn2010	27.43%
2011	rr_AnnualReturn2011	9.31%
2012	rr_AnnualReturn2012	15.31%
2013	rr_AnnualReturn2013	1.77%
2014	rr_AnnualReturn2014	30.16%
2015	rr_AnnualReturn2015	3.00%
2016	rr_AnnualReturn2016	3.44%
2017	rr_AnnualReturn2017	4.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.53%)
1 Yr	rr_AverageAnnualReturnYear01	(1.26%)
5 Yrs	rr_AverageAnnualReturnYear05	6.86%
10 Yrs	rr_AverageAnnualReturnYear10	6.53%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2002
Class P3 Shares | Voya Real Estate Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(6.36%)
5 Yrs	rr_AverageAnnualReturnYear05	4.10%
10 Yrs	rr_AverageAnnualReturnYear10	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception
Class P3 Shares | Voya Real Estate Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.81%
5 Yrs	rr_AverageAnnualReturnYear05	4.75%
10 Yrs	rr_AverageAnnualReturnYear10	4.68%
Since Inception	rr_AverageAnnualReturnSinceInception
Class P3 Shares | Voya Real Estate Fund | MSCI U.S. REIT® Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.07%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	9.34%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	7.44%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The adviser and sub-adviser are contractually obligated to limit expenses to 0.00% for Class P3 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.